Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of Recognized Share-based Payment Expenses

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Employee 2013 EIP	-	220	1,006
Employee 2017 EIP	5,843	6,286	10,878
Total share-based compensation	5,843	6,506	11,884

Schedule of Shares Issued Under 2013 EIP

The Group has no present obligation to repurchase or settle the shares in cash.

	2021	2020	2019
Number of shares vested under the 2013 EIP	-	168,641	261,984
Expense arising from the 2013 EIP (in USD ’000)	-	220	1,006

Movements in Number of Stock-options Outstanding Under 2017 EIP

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2021		2020
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	6.49	7,035,388	10.51	4,626,385
Granted	3.29	3,050,340	2.93	4,543,952
Forfeited/Expired	8.42	(1,148,255)	7.62	(2,134,949)
Exercised	-	-	-	-
At December 31,	5.15	8,937,473	6.49	7,035,388

Range of Exercise Prices and Expiry Dates Outstanding Stock-options
	As of December 31,
Range of exercise prices	2021	2020
USD 15.00 to USD 17.99	96,500	361,500
USD 12.00 to USD 14.99	925,418	1,050,143
USD 9.00 to USD 11.99	1,211,075	1,331,981
USD 6.00 to USD 8.99	109,583	161,979
USD 3.00 to USD 5.99	3,539,628	1,977,823
USD 1.50 to USD 2.99	3,055,269	2,151,962
Total outstanding options	8,937,473	7,035,388
out of which are exercisable	3,552,593	2,083,159
Weighted-average remaining contractual life (in years)	8.2	8.6

Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted

The weighted average fair value of the stock-options granted during the years ended December 31, 2021 and 2020, determined using a Black-Scholes model was USD 2.57 and USD 2.31, respectively. The significant inputs to the model were:

	2021	2020
Weighted average share price at grant date	USD 3.29	USD 2.93
Weighted average exercise price	USD 3.29	USD 2.93
Weighted average 10-year volatility	76%	77%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	1.45%	1.28%